GAM FUNDS, INC.

                        SUPPLEMENT TO THE PROPSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 19, 2005


On page 41 of the Prospectus, delete the section under "DISTRIBUTOR" in its entirety and replace it with the following language:

"DISTRIBUTOR

GAM Services Inc., 135 East 57th Street, New York, New York 10022, an affiliate of GAM USA and GIML, serves as the distributor and principal underwriter of the Funds' shares. The Funds have adopted Distribution Plans under Rule 12b-1 to pay for the distribution and sale of their shares. Under these Distribution Plans, Class A, Class B and Class C Shares pay 12b-1 fees. In the case of shareholder accounts that are not assigned to a financial services firm, GAM Services retains all 12b-1 fees and any applicable sales charges. Should the fees collected under the Distribution Plans exceed the expenses of GAM Services in any year, GAM Services would realize a profit. Please see "Sales Charge Schedules" on page 45 and 46 for details.

FINANCIAL SERVICE FIRMS COMPENSATION

GAM Services may compensate financial services firms that sell shares of the Funds pursuant to agreements. Compensation payments made to such financial services firms through which you purchase your shares may receive all or a portion of the sales charge and Rule 12b-1 distribution and services fees.

In addition to compensation payments made to financial services firms as described above, your financial services firm may receive additional compensation from GAM Services, out of its own resources, as incentives to market the Funds or to cooperate with GAM Services' promotional efforts. The amount and type of compensation that GAM Services pays will vary by class of shares and among financial services firms. This compensation from GAM Services is not reflected in the fees and expenses listed in the fee table section of the Prospectus as these are not expenses of the Fund. Certain of these payments are sometimes referred to as "shelf space" payments because the payments compensate the financial services firm for including the Funds in its fund sales system. For 2004, in the aggregate, compensation for "shelf space" made by GAM Services to financial services firms was approximately .02% of the assets of the Funds.

GAM Services, out of its own assets, may also share certain marketing expenses with, or make payments to, financial services firms that sell or provide services in connection with the sale of the Fund shares. Such payments made by GAM Services may include payment or reimbursement to, or on behalf of, financial services firms for costs associated with the purchase of products or services used in connection with sales and marketing, including informational meetings, seminars, client awareness events, support for marketing materials or business building programs to raise awareness of the Funds.

Payments made by GAM Services or the Funds, may also be used to pay financial services firms to act as shareholder servicing agents to provide administrative services for the Funds such as:

     o    Processing purchase and redemption transactions.

     o Transmitting and receiving monies for the purchase and sale of shares in the Funds.

     o    Answering routine inquiries about the Funds.

     o Furnishing monthly and year-end statements and confirmations of purchases and sales of shares.

     o Transmitting periodic reports, updated prospectuses, proxy statements and other shareholder communications.

For these services, each Fund pays fees that may vary depending on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service agreement.

Furthermore, financial services firms may receive payments for providing networking services to shareholder accounts administered through the National Securities Clearing Corporation ("NSCC"). These payments are paid from the assets of the Fund as reimbursement to the financial services firm for expenses incurred on behalf of such Fund's shareholder accounts. These payments may be calculated on either (i) the aggregate average daily net assets of the applicable shareholder accounts being administered through the NSCC to which such networking services are being provided by the financial services firm or
(ii) a per account basis.

All these payments may provide an additional incentive to financial services firms to actively promote the Funds or cooperate with GAM Services' promotional efforts. Depending on the arrangements in place at any particular time, a financial services firm may have a financial incentive to recommend a particular fund or a share class. Your financial services firm may charge you additional fees or commissions other than those disclosed in this Prospectus. You can ask your financial services firm for information about any payments it receives from GAM Services and any services it provides, as well as about fees and/or commissions it charges. Financial services firms that sell the Funds' shares may also act as broker or dealer in connection with the Funds' purchase or sale of portfolio securities. However, the Funds and GAM Services do not consider a financial services firm's sale of shares of the Funds as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds."

On page 42 of the Prospectus, under "CHOOSING THE APPROPRIATE SHARE CLASS", add the following before the last paragraph:

"Effective June 23, 2005, shareholders of GAM Asia-Pacific Equity approved a proposal providing for the reorganization of Class B Shares for Class A Shares of GAM Asia-Pacific Equity. As a result of the reorganization, GAM Asia-Pacific Equity has no Class B Shares outstanding."

On page 46 of the Prospectus, under "CONTINGENT DEFERRED SALES CHARGES (CDSCs) ON CLASS B AND CLASS C SHARES" please delete the 6th paragraph beginning with "Class B Shares pay a 1% 12b-1/service fee" and insert the following language:

"Class B Shares pay a 1% 12b-1/service fee (of which 0.25% is reallowed to dealers beginning in year two). No schedule detailing the amount of Class B commissions reallowed to dealers is included in the SAI because the Class B Shares are closed for new investments."

On page 48 of the Prospectus, under "HOW TO BUY SHARES", delete the first sentence and replace it with the following language:

"At their discretion, the Funds may waive or modify minimum investment requirements for custodial accounts, fee-based advisory or wrap programs, employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act ("UGMA")."

On page 15 of the Statement of Additional Information, under "Officers", the description of "Kenneth A. Dursht" should be deleted and replaced with the following:

---------------------------------------------------------------------------------------------------------------------
Kenneth A. Dursht             Secretary and     Since    General  Counsel and  Corporate  Secretary,  GAM USA+,  GAM
GAM USA Inc.                  General Counsel   2004     Investments  Inc.+,  and  GAM  Services  Inc.  ++,  2004 to
135 East 57th Street                                     Present;   Secretary   and  General   Counsel,   the  funds
New York, NY 10022                                       comprising  the  GAM  Avalon   Funds+,   2004  to  Present;
Age: 43                                                  Director,  GAM  Services  Inc.++,  GAM USA+ and GAM Funding
                                                         Inc.+,  2005 to Present;  Attorney,  Skadden,  Arps, Slate,
                                                         Meagher & Flom LLP, 1998 to 2004.
---------------------------------------------------------------------------------------------------------------------

On page 15 of the Statement of Additional Information,  under "Officers", "Kevin
J. Blanchfield" should be deleted and the following should be added:

---------------------------------------------------------------------------------------------------------------------
Joseph Cheung                   Treasurer       Since   Assistant Treasurer, GAM USA+, GAM Investments Inc.+ and GAM
GAM USA Inc.                                    2005    Services Inc.++, 2005 to present; Treasurer, the funds
135 East 57th Street                                    comprising the GAM Avalon Funds+, 2005 to Present; Vice
New York, NY 10022                                      President, Deutsche Asset Management, 1996 to 2003; Chief
Age: 46                                                 Financial Officer of The Germany Fund, Inc., The Central
                                                        Europe and Russia Fund, Inc. and The New Germany Fund, Inc.,
                                                        1996 to 2003.
---------------------------------------------------------------------------------------------------------------------
John Eapan                      Assistant       Since   Treasurer, GAM USA+; Assistant Treasurer, GAM Investments
GAM USA Inc.                    Treasurer       2005    Inc.+, GAM Services Inc. ++ and the funds comprising the GAM
135 East 57th Street                                    Avalon Funds+, 2005 to Present; Assistant Vice President,
New York, NY 10022                                      ORIX USA Corporation, 1998 to 2004; Assistant Vice
Age: 45                                                 President, The Nippon Credit Bank, Ltd., 1988 to 1997.
---------------------------------------------------------------------------------------------------------------------

Furthermore, on page 16 of the Statement of Additional Information, under "Officers", the description of "Teresa B. Riggin" should be deleted and replaced with the following:

---------------------------------------------------------------------------------------------------------------------
Teresa B. Riggin              Assistant         Since    Senior Vice President-Administration, GAM USA+, GAM
GAM USA Inc.                  Secretary         1994     Investments Inc.+ and GAM Services Inc.++, 1994 to
135 East 57th Street                                     Present; Assistant Secretary, the funds comprising the GAM
New York, NY 10022                                       Avalon Funds+, 2000 to Present ;Director, GAM USA+, GAM
Age: 45                                                  Investments Inc.+ and GAM Funding Inc.+, 2005 to Present.
---------------------------------------------------------------------------------------------------------------------

On page 18 of the Statement of Additional Information, delete the tables under GAM Asia-Pacific Equity and GAM American Focus Equity in their entirety and replace them with the following:

"                                     GAM ASIA-PACIFIC EQUITY                        GAM AMERICAN FOCUS EQUITY
       NAME AND ADDRESS           CLASS A     CLASS B      CLASS C             CLASS A          CLASS B     CLASS C
                                  -------     -------      -------             -------          -------     -------
Charles Schwab & Co., Inc.        9.91%(r)                                    20.12%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                                37.79%(r)    15.61%(r)                            14.55%(r)   55.30%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

Fayez Sarofim & Co.                                                           6.79%(r)
P.O. Box 52830
Houston, TX 77052-2830

SEI Trust Company                                                             5.58%(r)
c/o Christiana Bank
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

"                                     GAM ASIA-PACIFIC EQUITY                        GAM AMERICAN FOCUS EQUITY
       NAME AND ADDRESS           CLASS A     CLASS B      CLASS C             CLASS A          CLASS B     CLASS C
                                  -------     -------      -------             -------          -------     -------
SEI Trust Company                30.00%(r)                                    5.68%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                                             19.91%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

UBS Financial Services Inc.                               5.81%(r)
FBO Cust. Donald E. Tambini
P.O. Box 3321
1000 Harbor Blvd.
Weehawken, NJ  07086-6761

Raymond James & Assoc. Inc.                               7.06%(r)
FBO Atrak Kaveh
800 Carillon Pkwy.
St. Petersburg, FL 33716

UBS Financial Services Inc.                               9.75%(r)
FBO Maurice L. Strauss FBO
Ben S. Isdaner &
S. Krause B. Strauss
Attn:  R. Friedman
1650 Arch Street, Floor 22
Philadelphia, PA  19103-2003

c/o Edith Stein, MD                                                           5.03%(r)
LaSalle Adams Fund
281 Mountain Road
Norfolk, CT  06058-1265

UBS Financial Services Inc.                                                                                 7.15%(r)
FBO Bert Albert or
Mary P. Albert
Ttees of the Albert Family
Trust
DTD 10/21/97
101 Gray Fox Lane
Rocky Hill, CT  06067-3258

UBS Financial Services Inc.                               23.69%(r)
FBO Joel T. & Betty Lu
Williams Ltd. Partnership
P.O. Box 12150 Dallas, TX 75225-0150

UBS Financial Services Inc.                                                                     7.10(r)
FBO Scott W. Jones - T.O.D.
Scott W. Jones Family
Trust-Beneficiary
1125 W. Schubert
Chicago, Il  60614-1308"

On page 19 of the Statement of Additional Information, delete the table under GAM European Equity in its entirety and replace it with the following:

"                                              GAM EUROPEAN EQUITY
          NAME AND ADDRESS              CLASS A      CLASS B      CLASS C
                                        -------      -------      -------
Charles Schwab & Co., Inc.             14.20%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                                       13.58%(r)    9.94%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

SEI Trust Company                      21.06%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                       5.24%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                       5.61%(r)
c/o Christiana Bank
Attn:  Mutual Fund Admin.
One Freedom Valley Drive
Oaks, PA  19456

UBS Financial Services Inc. FBO                                 19.42%(r)
Robert Smith
560 Broadhollow Road
Suite 315
Melville, NY  11747-3702

UBS Financial Services Inc. FBO                                 25.63%(r)
T/W Maurice L. Strauss FBO Ben
S. Isdaner & S. Krause B. Strauss
Attn:  R. Friedman
1650 Arch Street, Floor 22
Philadelphia, PA  19103-2003

Isdaner - Attn:  R. Friedman                                    10.61%(r)
UBS Financial Services Inc. FBO
E. Rosen-Ducat T. Rosen B. Strauss
S Isdane H. Gladstone Ttees
1650 Arch Street, Floor 22
Philadelphia, PA  19103-2003

First Clearing, LLC                                              6.27%(r)
Patricia M. Tack IRA
FCC As Custodian
26933 Old Holley Road
Sweethome, OR  97386-9538

Piper Jaffray & Co.                                 12.33%(r)
800 Nicollet Mall
Minneapolis, MN  55402-7000"

"                                              GAM EUROPEAN EQUITY
          NAME AND ADDRESS              CLASS A      CLASS B      CLASS C
                                        -------      -------      -------
Piper Jaffray & Co.                                              6.99%(r)
800 Nicollet Mall
Minneapolis, MN
55402-7000"

On page 22 of the Statement of Additional Information, under the paragraph that begins with "The Directors and principal executive officers of GAM USA and their principal occupations are as follows:" "Kevin J. Blanchfield" and "David A. Anderson" should be deleted and the following individuals should be added to the chart:

"Name and Position Held
with GAM USA                       Principal Occupation

Joseph Cheung                      See "Management of the Company" above.
John Eapan                         See "Management of the Company" above."

On page 33 of the Statement of Additional Information, insert the following section before the paragraph with the heading "CUSTODIAN AND ADMINISTRATOR":

                  "ADDITIONAL PAYMENTS TO FINANCIAL SERVICES FIRMS.

          Your financial services firm may receive various forms of compensation from you, the Funds or GAM Services or its affiliate in connection with the sale of shares of a Fund to you or your remaining as an investor in a Fund. The compensation that the financial services firm receives will vary by class of shares and among financial services firms. The types of payments may include the following:

          o Front-end sales load (if applicable, which are payable from your investment in the Funds, and all or a portion of which is payable by GAM Services to financial services firms as commissions (described above under "Principal Underwriter and Plans of Distribution");

          o Commissions to brokers in connection with any class of shares subject to a contingent deferred sales load;

          o Payments under Rule 12b-1 Plans, which are asset-based charges paid from the assets of a Fund and allocated to the class of share to which the plan or fee relates (described above under "Principal Underwriter and Plans of Distribution");

          o Shareholder servicing payments for providing omnibus accounting, networking, sub-transfer agency or other shareholder services, which are paid from the assets of a fund as reimbursement to financial services firms for expenses incurred on behalf of the Fund (described below); and

          o Payments by GAM Services out of its own assets (described below). GAM Services may make these payments in addition to payments described above.



          GAM Services may make payments, out of its own assets, to financial services firms that sell or hold the Fund shares through the financial services firm's distribution network. Certain of these payments are sometimes referred to as "shelf space" payments because the payments compensate the financial services firm for including the Funds in its fund sales system. The payments GAM Services makes may be calculated on either sales of shares of the Funds or on the average daily net assets of the applicable Fund attributable to that particular financial services firm. The amount of these payments is determined from time to time by GAM Services, maybe substantial, and may differ for different financial services firms.

          GAM Services, out of its own assets, may also share certain marketing expenses with, or make payments to, financial services firms that sell or provide services in connection with the sale of the Fund shares. Such payments made by GAM Services may include payment or reimbursement to, or on behalf of, financial services firms for costs associated with the purchase of products or services used in connection with sales and marketing such as informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such financial services firms to raise awareness of the Funds. GAM Services compensates financial services firms differently depending upon, among other factors, the level and/or type of marketing support provided by the financial services firm.

          Furthermore, financial services firms may receive payments for providing networking services to shareholder accounts administered through the National Securities Clearing Corporation ("NSCC"). These payments are paid from the assets of the Fund as reimbursement to the financial services firm for expenses incurred on behalf of such Fund's shareholder accounts. These payments may be calculated on either (i) the aggregate average daily net assets of the applicable shareholder accounts being administered through the NSCC to which such networking services are being provided by the financial services firm or
(ii) a per account charge.

          These payments may provide an additional incentive to financial services firms to actively promote the Funds or cooperate with GAM Services' promotional efforts. Depending on the arrangements in place at any particular time, a financial services firm may have a financial incentive to recommend a particular fund or a share class. Your financial services firm may charge you additional fees or commissions other than those disclosed in this SAI. You can ask your financial services firm for information about any payments it receives from GAM Services and any services it provides, as well as about fees and/or commissions it charges. Financial services firms that sell the Funds' shares may also act as broker or dealer in connection with the Funds' purchase or sale of portfolio securities. However, the Funds and GAM Services do not consider a financial services firm's sale of shares of the Funds as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds."

THE INFORMATION CONTAINED IN THIS SUPPLEMENT SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THOSE DOCUMENTS. PLEASE BE SURE TO RETAIN ALL SUPPLEMENTS WITH YOUR PROSPECTUS.

Supplement dated: August 19, 2005